Share-Based Compensation - Market-Based Performance Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 20, 2023	Mar. 16, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Share-Based Compensation
Expense recognized			$ 2,409	$ 2,366	$ 334	$ 9,655
Equity Incentive Plan 2023
Share-Based Compensation
Number of shares issued		8,059,796	1,519,698			6,004,144
Exercise price of shares granted			$ 3.98			$ 2.11
Expected volatility			107.00%	96.50%	95.10%	97.10%
Risk-free rate			4.10%	3.58%	3.00%	3.60%
Expected life			6 years	6 years 1 month 6 days	5 years 10 months 24 days	6 years 1 month 6 days
Market-Based Share Options
Share-Based Compensation
Number of shares issued	306,373		0		0
Period of volume weighted average trading price ("VWAP")	20 days
Minimum price per share for vesting awards	$ 30
Threshold period from grant date for vesting awards	5 years
Exercise price of shares granted	$ 8.16
Expiration term (in years)	10 years
Expected volatility			80.00%			80.00%
Risk-free rate			3.60%			3.60%
Expected life			2 years 2 months 12 days			2 years 2 months 12 days
Fair value per Market-Based Share Options			$ 4.66			$ 4.66
Expense recognized			$ 200	$ 0		$ 500